Supplement Dated October 3, 2022
(for Applications signed on or after October 3, 2022) to the
Prospectus dated July 7, 2022 for
Protective Aspirations Variable Annuity
Issued by
Protective Life Insurance Company
Protective Variable Annuity Separate Account

This Rate Sheet Prospectus Supplement should be read carefully and retained with the Prospectus dated July 7, 2022 for the Protective Aspirations Variable Annuity. You may obtain a current Prospectus by calling 1-800-456-6330.

This Rate Sheet Prospectus Supplement provides the current SecurePay Fee as described in the “PROTECTED LIFETIME INCOME BENEFITS-SecurePay Fee” section of the Prospectus. It also describes the current Maximum Withdrawal Percentage under the SecurePay living benefit rider as described in the “PROTECTED LIFETIME INCOME BENEFITS-Determining the Amount of Your SecurePay Withdrawals” section of the Prospectus.  Finally, it describes the current Roll-up Percentage under the SecurePay Protector rider as described in the "PROTECTED LIFETIME INCOME BENEFITS - The SecurePay Protector 'Roll-up'" section of the Prospectus.  This Supplement must be used in conjunction with an effective Protective Aspirations Variable Annuity Prospectus.
The Rate Sheet Prospectus Supplement and rates below are effective until superseded by a subsequent Rate Sheet Prospectus Supplement. For applications signed on or after October 3, 2022, and that we receive in Good Order, we will apply the rates in this supplement up until ten calendar days after we issue a new rate sheet supplement.  We must also receive at least the minimum initial Purchase Payment ($5,000) within the ten calendar days. No new Rate Sheet Prospectus Supplement that supersedes a prior Rate Sheet Prospectus Supplement will become effective unless written notice of effectiveness of the new Rate Sheet Prospectus Supplement is given at least 10 business days in advance.
Before submitting your application for a Protective Aspirations Variable Annuity, please obtain a current Rate Sheet Prospectus Supplement. To obtain a current Rate Sheet Prospectus Supplement:
  Contact your financial advisor
  Contact us toll-free at 1-800-456-6330
  Go to   www.protective.com/productprospectus
  Go to www.sec.gov under File No. 333-261426.
The current SecurePay Fee, charged on Benefit Base, applicable to your Contract is as follows:

Purchase of SecurePay Investor rider at Contract Purchase	0.50%
Purchase of SecurePay Investor rider under RightTime	0.60%
Purchase of SecurePay Protector rider at Contract Purchase	1.40%
Purchase of SecurePay Protector rider under RightTime	1.50%

The Roll-up Percentage and the Maximum Withdrawal Percentage applicable to your Contract will not change for the life of your Contract. Both Roll-up Percentage and the Maximum Withdrawal Percentage are applied to the Benefit Base.

ROLL-UP PERCENTAGE (Applicable to SecurePay Protector only)
5%
MAXIMUM WITHDRAWAL PERCENTAGE FOR SECUREPAY PROTECTOR

Age of (Younger) Covered Person on the Benefit Election Date	(One Covered Person) Withdrawal Percentage -	(Two Covered Persons) Withdrawal Percentage -
59.5	4.50%	4.00%
61	4.80%	4.30%
62	5.10%	4.60%
63	5.40%	4.90%
64	5.70%	5.20%
65	6.00%	5.50%
66	6.05%	5.55%
67	6.10%	5.60%
68	6.15%	5.65%
69	6.20%	5.70%
70	6.25%	5.75%
71	6.30%	5.80%
72	6.35%	5.85%
73	6.40%	5.90%
74	6.45%	5.95%
75	6.50%	6.00%
76	6.55%	6.05%
77	6.60%	6.10%
78	6.65%	6.15%
79	6.70%	6.20%
80	6.75%	6.25%
81	6.80%	6.30%
82	6.85%	6.35%
83	6.90%	6.40%
84	6.95%	6.45%
85	7.00%	6.50%
86	7.05%	6.55%
87	7.10%	6.60%
88	7.15%	6.65%
89	7.20%	6.70%
90+	7.25%	6.75%

MAXIMUM WITHDRAWAL PERCENTAGE FOR SECUREPAY INVESTOR

Age of (Younger) Covered Person on the Benefit Election Date	(One Covered Person) Withdrawal Percentage -	(Two Covered Persons) Withdrawal Percentage -
59.5	3.00%	2.50%
61	3.10%	2.60%
62	3.20%	2.70%
63	3.30%	2.80%
64	3.40%	2.90%
65	3.50%	3.00%
66	3.60%	3.10%
67	3.70%	3.20%
68	3.80%	3.30%
69	3.90%	3.40%
70	4.00%	3.50%
71	4.10%	3.60%
72	4.20%	3.70%
73	4.30%	3.80%
74	4.40%	3.90%
75	4.50%	4.00%
76	4.60%	4.10%
77	4.70%	4.20%
78	4.80%	4.30%
79	4.90%	4.40%
80	5.00%	4.50%
81	5.10%	4.60%
82	5.20%	4.70%
83	5.30%	4.80%
84	5.40%	4.90%
85	5.50%	5.00%
86	5.60%	5.10%
87	5.70%	5.20%
88	5.80%	5.30%
89	5.90%	5.40%
90+	6.00%	5.50%

If you have any questions regarding this Rate Sheet Prospectus Supplement, please contact us toll free at 1-800-456-6330. Please keep this Rate Sheet Prospectus Supplement for future reference.